Restatement of Quarterly Financial Information (Unaudited) (Details) - USD ($)		1 Months Ended		2 Months Ended		3 Months Ended			6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Jul. 30, 2024	Jul. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024	Dec. 31, 2021
Condensed Consolidated Balance Sheet
Convertible notes payable, current	$ 36,430,000												$ 36,430,000
Total current liabilities	47,176,000			$ 7,919,000	$ 7,919,000								47,176,000
Total liabilities	47,379,000			30,635,000	30,635,000								47,379,000
Accumulated deficit	(133,649,000)			(13,217,000)	(13,217,000)								(133,649,000)
Total stockholders' deficit	(132,023,000)	$ (148,315,000)		76,561,000	76,561,000		$ (123,507,000)		$ (140,506,000)	$ (112,876,000)	$ (148,315,000)	$ (123,507,000)	$ (132,023,000)	$ (95,877,000)	$ 72,964,000
Condensed Consolidated Statement of Operations and Comprehensive Loss
Total other income (expense), net		(2,029,000)			8,031,000		(1,680,000)				402,000	(5,360,000)
Net loss		(8,235,000)		3,606,000	3,606,000		(10,761,000)				(21,278,000)	(27,969,000)
Comprehensive loss		$ (8,237,000)			$ 3,597,000		$ (10,757,000)				$ (21,275,000)	$ (27,970,000)
Basic net income (loss) per share (Note 15) (in dollars per share)		$ (8.34)			$ 0.18		$ (14.15)				$ (26.08)	$ (36.83)	$ (48.16)
Diluted net income (loss) per share (Note 15) (in dollars per share)		$ (8.34)	$ (14.15)		$ 0.02		$ (14.15)				$ (26.08)	$ (36.83)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Net loss		$ (8,235,000)		3,606,000	$ 3,606,000		$ (10,761,000)				$ (21,278,000)	$ (27,969,000)
Total Stockholders' Deficit Balance	(132,023,000)	(148,315,000)		76,561,000	76,561,000		(123,507,000)		(140,506,000)	(112,876,000)	(148,315,000)	(123,507,000)	$ (132,023,000)	(95,877,000)	72,964,000
Condensed Consolidated Statement of Cash Flow
Net loss		$ (8,235,000)		3,606,000	3,606,000		(10,761,000)				$ (21,278,000)	(27,969,000)
Adagio Medical Inc
Condensed Consolidated Balance Sheet
Convertible notes payable, current	36,430,000					$ 44,048,000	26,584,000		47,964,000			26,584,000	36,430,000	9,500,000
Total current liabilities	47,176,000					57,022,000	35,915,000		61,665,000			35,915,000	47,176,000	12,968,000
Total liabilities	47,379,000					57,072,000	36,554,000		61,792,000			36,554,000	47,379,000	13,105,000
Accumulated deficit	(133,649,000)					(140,958,000)	(125,028,000)		(146,692,000)			(125,028,000)	(133,649,000)	(97,059,000)
Total stockholders' deficit	(132,023,000)					(139,218,000)	(123,507,000)	$ (104,722,000)	(140,506,000)	(112,876,000)		(123,507,000)	(132,023,000)	(95,877,000)		$ (72,618,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Convertible notes fair value adjustment						2,382,000		(2,034,000)	3,966,000	(3,033,000)		(4,084,000)	(6,930,000)
Total other income (expense), net						1,506,000		(2,295,000)	2,431,000	(3,680,000)		(5,360,000)	(8,648,000)	240,000
Net loss						(7,309,000)		(8,949,000)	(13,043,000)	(17,208,000)		(27,969,000)	(36,590,000)	(23,673,000)
Comprehensive loss						$ (7,306,000)		$ (8,953,000)	$ (13,038,000)	$ (17,213,000)		$ (27,970,000)	$ (36,601,000)	$ (23,649,000)
Basic net income (loss) per share (Note 15) (in dollars per share)		$ (8.34)	$ (14.15)			$ (9.37)		$ (11.82)	$ (16.72)	$ (22.67)	$ (26.08)	$ (36.83)	$ (48.16)	$ (31.50)
Diluted net income (loss) per share (Note 15) (in dollars per share)						$ (9.37)		$ (11.82)	$ (16.72)	$ (22.67)		$ (36.83)	$ (48.16)	$ (31.50)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Net loss						$ (7,309,000)		$ (8,949,000)	$ (13,043,000)	$ (17,208,000)		$ (27,969,000)	$ (36,590,000)	$ (23,673,000)
Total Stockholders' Deficit Balance	(132,023,000)					(139,218,000)	(123,507,000)	(104,722,000)	(140,506,000)	(112,876,000)		(123,507,000)	(132,023,000)	(95,877,000)		(72,618,000)
Condensed Consolidated Statement of Cash Flow
Net loss						(7,309,000)		(8,949,000)	(13,043,000)	(17,208,000)		(27,969,000)	(36,590,000)	(23,673,000)
Change in fair value of convertible notes payable						$ (2,382,000)		$ 2,034,000	$ (3,966,000)	$ 3,033,000		$ 4,084,000	$ 6,930,000
Error Correction, Type [Extensible Enumeration]						adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember		adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember	adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember	adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember		adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember	adgm:AdjustmentForDuplicationOfConvertibleNotesPayableMember
Accumulated Deficit
Condensed Consolidated Balance Sheet
Total stockholders' deficit	(133,649,000)	$ (154,927,000)		(13,217,000)	(13,217,000)		(125,028,000)		$ (146,692,000)	$ (114,267,000)	$ (154,927,000)	$ (125,028,000)	$ (133,649,000)	(97,059,000)	(16,823,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Net loss		(8,235,000)		3,606,000			(10,761,000)				(21,278,000)	(27,969,000)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Net loss		(8,235,000)		3,606,000			(10,761,000)				(21,278,000)	(27,969,000)
Total Stockholders' Deficit Balance	(133,649,000)	(154,927,000)		(13,217,000)	$ (13,217,000)		(125,028,000)		(146,692,000)	(114,267,000)	(154,927,000)	(125,028,000)	(133,649,000)	(97,059,000)	$ (16,823,000)
Condensed Consolidated Statement of Cash Flow
Net loss		$ (8,235,000)		$ 3,606,000			(10,761,000)				$ (21,278,000)	(27,969,000)
Accumulated Deficit | Adagio Medical Inc
Condensed Consolidated Balance Sheet
Total stockholders' deficit	(133,649,000)					$ (140,958,000)	(125,028,000)	$ (106,008,000)	(146,692,000)	(114,267,000)		(125,028,000)	(133,649,000)	(97,059,000)		(73,386,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Net loss									(13,043,000)	(17,208,000)			(36,590,000)	(23,673,000)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Net loss									(13,043,000)	(17,208,000)			(36,590,000)	(23,673,000)
Total Stockholders' Deficit Balance	(133,649,000)					(140,958,000)	(125,028,000)	(106,008,000)	(146,692,000)	(114,267,000)		(125,028,000)	(133,649,000)	(97,059,000)		$ (73,386,000)
Condensed Consolidated Statement of Cash Flow
Net loss									(13,043,000)	(17,208,000)			(36,590,000)	$ (23,673,000)
As Previously Reported
Condensed Consolidated Balance Sheet
Total liabilities	5,000												5,000
Accumulated deficit	(5,000)												(5,000)
Total stockholders' deficit	(5,000)												$ (5,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Net loss	$ (5,000)
Basic net income (loss) per share (Note 15) (in dollars per share)	$ (5,000)												$ (50.20)
Diluted net income (loss) per share (Note 15) (in dollars per share)	$ (5,000)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Net loss	$ (5,000)
Total Stockholders' Deficit Balance	(5,000)												$ (5,000)
Condensed Consolidated Statement of Cash Flow
Net loss	(5,000)
As Previously Reported | Adagio Medical Inc
Condensed Consolidated Balance Sheet
Convertible notes payable, current	37,986,000					46,313,000	27,619,000		50,955,000			27,619,000	37,986,000
Total current liabilities	48,732,000					59,287,000	36,950,000		64,656,000			36,950,000	48,732,000
Total liabilities	48,935,000					59,337,000	37,589,000		64,783,000			37,589,000	48,935,000
Accumulated deficit	(135,205,000)					(143,223,000)	(126,063,000)		(149,683,000)			(126,063,000)	(135,205,000)
Total stockholders' deficit	(133,579,000)					(141,483,000)	(124,542,000)	(105,049,000)	(143,497,000)	(113,492,000)		(124,542,000)	(133,579,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Convertible notes fair value adjustment						1,673,000		(2,361,000)	2,531,000	(3,649,000)		(5,119,000)	(8,486,000)
Total other income (expense), net						797,000		(2,622,000)	996,000	(4,296,000)		(6,395,000)	(10,204,000)
Net loss						(8,018,000)		(9,276,000)	(14,478,000)	(17,824,000)		(29,004,000)	(38,146,000)
Comprehensive loss						$ (8,015,000)		$ (9,280,000)	$ (14,473,000)	$ (17,829,000)		$ (29,005,000)	(38,157,000)
Basic net income (loss) per share (Note 15) (in dollars per share)						$ (10.28)		$ (12.25)	$ (18.56)	$ (23.49)		$ (38.19)
Diluted net income (loss) per share (Note 15) (in dollars per share)						$ (10.28)		$ (12.25)	$ (18.56)	$ (23.49)		$ (38.19)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Net loss						$ (8,018,000)		$ (9,276,000)	$ (14,478,000)	$ (17,824,000)		$ (29,004,000)	(38,146,000)
Total Stockholders' Deficit Balance	(133,579,000)					(141,483,000)	(124,542,000)	(105,049,000)	(143,497,000)	(113,492,000)		(124,542,000)	(133,579,000)
Condensed Consolidated Statement of Cash Flow
Net loss						(8,018,000)		(9,276,000)	(14,478,000)	(17,824,000)		(29,004,000)	(38,146,000)
Change in fair value of convertible notes payable						(1,673,000)		2,361,000	(2,531,000)	3,649,000		5,119,000	8,486,000
As Previously Reported | Accumulated Deficit
Condensed Consolidated Balance Sheet
Total stockholders' deficit	(5,000)												(5,000)
Condensed Consolidated Statement of Operations and Comprehensive Loss
Net loss	(5,000)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Net loss	(5,000)
Total Stockholders' Deficit Balance	(5,000)												(5,000)
Condensed Consolidated Statement of Cash Flow
Net loss	(5,000)
As Previously Reported | Accumulated Deficit | Adagio Medical Inc
Condensed Consolidated Balance Sheet
Total stockholders' deficit	(135,205,000)					(143,223,000)	(126,063,000)	(106,335,000)	(149,683,000)	(114,883,000)		(126,063,000)	(135,205,000)
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Total Stockholders' Deficit Balance	(135,205,000)					(143,223,000)	(126,063,000)	(106,335,000)	(149,683,000)	(114,883,000)		(126,063,000)	$ (135,205,000)
Adjustment
Condensed Consolidated Statement of Operations and Comprehensive Loss
Basic net income (loss) per share (Note 15) (in dollars per share)													$ 2.05
Adjustment | Adagio Medical Inc
Condensed Consolidated Balance Sheet
Convertible notes payable, current	(1,556,000)					(2,265,000)	(1,035,000)		(2,991,000)			(1,035,000)	$ (1,556,000)
Total current liabilities	(1,556,000)					(2,265,000)	(1,035,000)		(2,991,000)			(1,035,000)	(1,556,000)
Total liabilities	(1,556,000)					(2,265,000)	(1,035,000)		(2,991,000)			(1,035,000)	(1,556,000)
Accumulated deficit	1,556,000					2,265,000	1,035,000		2,991,000			1,035,000	1,556,000
Total stockholders' deficit	1,556,000					2,265,000	1,035,000	327,000	2,991,000	616,000		1,035,000	1,556,000
Condensed Consolidated Statement of Operations and Comprehensive Loss
Convertible notes fair value adjustment						709,000		327,000	1,435,000	616,000		1,035,000	1,556,000
Total other income (expense), net						709,000		327,000	1,435,000	616,000		1,035,000	1,556,000
Net loss						709,000		327,000	1,435,000	616,000		1,035,000	1,556,000
Comprehensive loss						$ 709,000		$ 327,000	$ 1,435,000	$ 616,000		$ 1,035,000	1,556,000
Basic net income (loss) per share (Note 15) (in dollars per share)						$ 0.91		$ 0.43	$ 1.84	$ 0.82		$ 1.36
Diluted net income (loss) per share (Note 15) (in dollars per share)						$ 0.91		$ 0.43	$ 1.84	$ 0.82		$ 1.36
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Net loss						$ 709,000		$ 327,000	$ 1,435,000	$ 616,000		$ 1,035,000	1,556,000
Total Stockholders' Deficit Balance	1,556,000					2,265,000	1,035,000	327,000	2,991,000	616,000		1,035,000	1,556,000
Condensed Consolidated Statement of Cash Flow
Net loss						709,000		327,000	1,435,000	616,000		1,035,000	1,556,000
Change in fair value of convertible notes payable						(709,000)		(327,000)	(1,435,000)	(616,000)		(1,035,000)	(1,556,000)
Adjustment | Accumulated Deficit | Adagio Medical Inc
Condensed Consolidated Balance Sheet
Total stockholders' deficit	1,556,000					2,265,000	1,035,000	327,000	2,991,000	616,000		1,035,000	1,556,000
Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit
Total Stockholders' Deficit Balance	$ 1,556,000					$ 2,265,000	$ 1,035,000	$ 327,000	$ 2,991,000	$ 616,000		$ 1,035,000	$ 1,556,000